UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      12/31/11

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	 [ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Grimes & Company, Inc.
Address:	110 Turnpike Road, Suite 100
		Westborough, MA   01581

Form 13F File Number: 28-11551

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Gerald S. Connolly
Title:	CCO
Phone:	508-366-3883

Signature, Place, and Date of Signing:

      Gerald S. Connolly
Westborough, MA          01581          2/8/12

Report Type (Check only one.):

[x] 	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number		 Name

28-__________________		 ________________________________________________






FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                 0
Form 13FInformation Table Entry Total:                           138
Form 13F Information Table Value Total(thousands):            199828




List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

No. Form 13F File Number Name
28-________________________


                             Form 13F INFORMATION TABLE
Name             	CLASS	CUSIP	        Value   AMT   TYPE     Inv. Other  Voting

3M Company		COM	88579Y101	4202	51410	SH	SOLE	0	SOLE
Abbott Laboratories 	COM	002824100	3968	70569	SH	SOLE	0	SOLE
Accenture Ltd		COM	G1151C101	4287	80541	SH	SOLE	0	SOLE
Activision Blizzard	COM	00507V109	1871	151840	SH	SOLE	0	SOLE
Acusphere, Inc.		COM	00511R870	9	162379	SH	SOLE	0	SOLE
American Express Co	COM	025816109	440	9322	SH	SOLE	0	SOLE
Apple Computer Inc.	COM	037833100	2	6	SH	OTHER	0	SOLE
Apple Computer Inc.	COM	037833100	9931	7068	SH	SOLE	0	SOLE
Automatic Data Proc	COM	053015103	4294	79503	SH	SOLE	0	SOLE
Bank of America Corp.	COM	060505104	1	164	SH	OTHER	0	SOLE
Bank of America Corp.	COM	060505104	257	46344	SH	SOLE	0	SOLE
Berkshire Hathaway A	COM	084670108	230	2	SH	OTHER	0	SOLE
Berkshire Hathaway A	COM	084670108	344	3	SH	SOLE	0	SOLE
Berkshire Hathaway B	COM	084670207	1017	13335	SH	SOLE	0	SOLE
Berkshire Hathaway B	COM	084670207	95	1250	SH	OTHER	0	SOLE
BlackRock, Inc.		COM	09247X101	2	9	SH	OTHER	0	SOLE
BlackRock, Inc.		COM	09247X101	3499	19630	SH	SOLE	0	SOLE
Boeing Co		COM	097023105	4	52	SH	OTHER	0	SOLE
Boeing Co		COM	097023105	3623	49393	SH	SOLE	0	SOLE
BroadSoft, Inc.		COM	 		737	24406	SH	SOLE	0	SOLE
Check Point Software	COM	M22465104	4	72	SH	OTHER	0	SOLE
Check Point Software	COM	M22465104	223	4250	SH	SOLE	0	SOLE
Chesapeake Energy	COM	165167107	1	51	SH	OTHER	0	SOLE
Chesapeake Energy	COM	165167107	1762	79037	SH	SOLE	0	SOLE
Cisco Systems, Inc.	COM	17275R102	3266	180817	SH	SOLE	0	SOLE
Clorox			COM	189054109	3259	48959	SH	SOLE	0	SOLE
Coca-Cola Company	COM	191216100	6	82	SH	OTHER	0	SOLE
Coca-Cola Company	COM	191216100	560	8002	SH	SOLE	0	SOLE
Colgate-Palmolive Co	COM	194162103	266	2880	SH	SOLE	0	SOLE
Cronus Corp.		COM	226903102	0	10000	SH	SOLE	0	SOLE
Curis, Inc.		COM	231269101	80	17000	SH	SOLE	0	SOLE
Devon Energy Corp	COM	25179M103	1	17	SH	OTHER	0	SOLE
Devon Energy Corp	COM	25179M103	1941	31301	SH	SOLE	0	SOLE
Dominion Resources	COM	25746U109	436	8209	SH	SOLE	0	SOLE
Duke Energy Corp	COM	26441C105	411	18661	SH	SOLE	0	SOLE
EI du Pont de Nemours C	COM	263534109	3934	85942	SH	SOLE	0	SOLE
Eaton Vance Corp.	COM	278265103	27	1140	SH	OTHER	0	SOLE
Eaton Vance Corp.	COM	278265103	189	8000	SH	SOLE	0	SOLE
Elan Corporation, plc	COM	284131208	226	16427	SH	SOLE	0	SOLE
EMC Corporation		COM	268648102	2902	134738	SH	SOLE	0	SOLE
Emerson Electric Co.	COM	291011104	1	25	SH	OTHER	0	SOLE
Emerson Electric Co.	COM	291011104	2448	52543	SH	SOLE	0	SOLE
ENSCO International Inc	COM	26874Q100	2738	58353	SH	SOLE	0	SOLE
Exelon Corporation	COM	30161N101	3594	82876	SH	SOLE	0	SOLE
Exxon Mobil Corporation	COM	30231G102	4	51	SH	OTHER	0	SOLE
Exxon Mobil Corporation	COM	30231G102	5621	66310	SH	SOLE	0	SOLE
Ford Motor Company	COM	345370860	136	12675	SH	SOLE	0	SOLE
Fortune Nat Res No SH	COM	349681106	0	18000	SH	SOLE	0	SOLE
General Dynamics Corp	COM	369550108	3016	45418	SH	SOLE	0	SOLE
General Electric Co	COM	369604103	2149	162887	SH	SOLE	0	SOLE
Genuine Parts Company	COM	372460105	272	4450	SH	SOLE	0	SOLE
Gerber Scientific EscrowCOM	37373ESC5	0	10000	SH	SOLE	0	SOLE
Gilead Sciences, Inc.	COM	375558103	63	1550	SH	OTHER	0	SOLE
Gilead Sciences, Inc.	COM	375558103	2174	53107	SH	SOLE	0	SOLE
GLV Inc Cl A Sub Vtg	COM			94	25000	SH	SOLE	0	SOLE
Google			COM	38259P508	39	60	SH	OTHER	0	SOLE
Google			COM	38259P508	3996	6187	SH	SOLE	0	SOLE
Harris Corp.		COM	413875105	2326	64528	SH	SOLE	0	SOLE
Hershey Foods Corp	COM	427866108	25	400	SH	SOLE	0	SOLE
Hewlett-Packard Comp	COM	428236103	2256	87589	SH	SOLE	0	SOLE
HMZ Metals Inc.		COM	 		0	11900	SH	SOLE	0	SOLE
Hudson Valley Holding 	COM			748	35256	SH	SOLE	0	SOLE
Infosys Technologies	COM	456788108	1876	36515	SH	SOLE	0	SOLE
Ingersoll-Rand Company 	COM	G47791101	453	14860	SH	SOLE	0	SOLE
Intel Corporation	COM	458140100	1	60	SH	OTHER	0	SOLE
Intel Corporation	COM	458140100	5409	223060	SH	SOLE	0	SOLE
Intl Business Machine	COM	459200101	7	36	SH	OTHER	0	SOLE
Intl Business Machine	COM	459200101	9604	52227	SH	SOLE	0	SOLE
J.P. Morgan Chase & Co.	COM	46625H100	349	10495	SH	SOLE	0	SOLE
Johnson & Johnson	COM	478160104	2	25	SH	OTHER	0	SOLE
Johnson & Johnson	COM	478160104	1374	20942	SH	SOLE	0	SOLE
Kellogg Company		COM	487836108	4380	86605	SH	SOLE	0	SOLE
Kimberly-Clark Corp	COM	494368103	338	4591	SH	SOLE	0	SOLE
Manulife Finl Corp	COM	56501R106	259	24446	SH	SOLE	0	SOLE
Mastercard Incorporated	COM	57636Q104	60	160	SH	OTHER	0	SOLE
Mastercard Incorporated	COM	57636Q104	2791	7487	SH	SOLE	0	SOLE
Mattel, Inc.		COM	577081102	3649	131437	SH	SOLE	0	SOLE
McDonald's Corporation	COM	580135101	6	60	SH	OTHER	0	SOLE
McDonald's Corporation	COM	580135101	1005	10014	SH	SOLE	0	SOLE
Med Efficiency Delaware	COM	584999AB2	0	60000	SH	SOLE	0	SOLE
Medtronic, Inc.		COM	585055106	1	29	SH	OTHER	0	SOLE
Medtronic, Inc.		COM	585055106	3048	79685	SH	SOLE	0	SOLE
Microsoft Corporation	COM	594918104	48	1850	SH	OTHER	0	SOLE
Microsoft Corporation	COM	594918104	595	23120	SH	SOLE	0	SOLE
Nestle S.A.		COM	641069406	49	844	SH	OTHER	0	SOLE
Nestle S.A.		COM	641069406	179	3100	SH	SOLE	0	SOLE
Net Tel International 	COM	 		0	255000	SH	SOLE	0	SOLE
New York Community Banc	COM	649445103	312	25238	SH	SOLE	0	SOLE
Novartis AG		COM	66987V109	47	821	SH	OTHER	0	SOLE
Novartis AG		COM	66987V109	3329	58228	SH	SOLE	0	SOLE
Occidental Petroleum 	COM	674599105	433	4627	SH	SOLE	0	SOLE
Oracle Corporation	COM	68389X105	50	1950	SH	OTHER	0	SOLE
Oracle Corporation	COM	68389X105	2921	113885	SH	SOLE	0	SOLE
Paychex, Inc.		COM	704326107	57	1890	SH	OTHER	0	SOLE
Paychex, Inc.		COM	704326107	3906	129718	SH	SOLE	0	SOLE
PepsiCo, Inc.		COM	713448108	4219	63581	SH	SOLE	0	SOLE
Pfizer Inc		COM	717081103	795	36722	SH	SOLE	0	SOLE
Philip Morris Intl	COM	718172109	879	11205	SH	SOLE	0	SOLE
Plasticon Int'l Com	COM	727563108	0	1060000	SH	SOLE	0	SOLE
Procter & Gamble Co	COM	742718109	5364	80402	SH	SOLE	0	SOLE
QUALCOMM Inc		COM	747525103	75	1370	SH	OTHER	0	SOLE
QUALCOMM Inc		COM	747525103	4533	82876	SH	SOLE	0	SOLE
Royal Dutch Pet ADR	COM	780259206	208	2850	SH	SOLE	0	SOLE
Sandhaven Res PLC COM	COM	 		0	400000	SH	SOLE	0	SOLE
Sasol Limited		COM	803866300	2547	53724	SH	SOLE	0	SOLE
Schlumberger Limited	COM	806857108	1	15	SH	OTHER	0	SOLE
Schlumberger Limited	COM	806857108	2939	43023	SH	SOLE	0	SOLE
Smith & Nephew PLC	COM	83175M205	1341	27845	SH	SOLE	0	SOLE
Southern Company	COM	842587107	333	7200	SH	SOLE	0	SOLE
Stryker Corporation	COM	863667101	1741	35015	SH	SOLE	0	SOLE
Target Corporation	COM	87612E106	2544	49666	SH	SOLE	0	SOLE
Teva Pharmaceutical Ind	COM	881624209	50	1240	SH	OTHER	0	SOLE
Teva Pharmaceutical Ind	COM	881624209	2581	63961	SH	SOLE	0	SOLE
Texas Instruments Inc	COM	882508104	290	9969	SH	SOLE	0	SOLE
The Hanover Ins Group,I	COM	410867105	1051	26079	SH	SOLE	0	SOLE
The Tor-Dom Bank USA	COM	891160509	1223	16341	SH	SOLE	0	SOLE
Tivus, Inc.		COM	 		0	1108000	SH	SOLE	0	SOLE
Transocean Inc.		COM	G90073100	36	940	SH	OTHER	0	SOLE
Transocean Inc.		COM	G90073100	2072	53981	SH	SOLE	0	SOLE
U.S. Bancorp		COM	902973304	780	28834	SH	SOLE	0	SOLE
UCAP Inc Susp 07/27/05	COM	90347N102	0	165000	SH	SOLE	0	SOLE
United Financial BancorpCOM	91030T109	231	14378	SH	SOLE	0	SOLE
United Parcel Service	COM	911312106	2	21	SH	OTHER	0	SOLE
United Parcel Service	COM	911312106	3476	47497	SH	SOLE	0	SOLE
United Technologies	COM	913017109	4330	59236	SH	SOLE	0	SOLE
Verizon Communications	COM	92343V104	4607	114825	SH	SOLE	0	SOLE
Vodafone Group PLC	COM	92857W209	59	2095	SH	OTHER	0	SOLE
Vodafone Group PLC	COM	92857W209	3827	136521	SH	SOLE	0	SOLE
W.R. Berkley CorporationCOM		 	206	6000	SH	SOLE	0	SOLE
Wal-Mart Stores, Inc.	COM	931142103	3	43	SH	OTHER	0	SOLE
Wal-Mart Stores, Inc.	COM	931142103	4055	67861	SH	SOLE	0	SOLE
Walt Disney Company	COM	254687106	2	42	SH	OTHER	0	SOLE
Walt Disney Company	COM	254687106	305	8141	SH	SOLE	0	SOLE
Waste Management Inc.	COM	939322103	3110	95079	SH	SOLE	0	SOLE
Western Digital Corp.	COM	958102105	1764	56987	SH	SOLE	0	SOLE
Western Union		COM	959802109	54	2970	SH	OTHER	0	SOLE
Western Union		COM	959802109	1647	90202	SH	SOLE	0	SOLE
WorldGate Comm		COM	98156L307	6	164605	SH	SOLE	0	SOLE